EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 84.0%
	AUSTRALIA — 2.2%
150,000	Evolution Mining Ltd.	$276,691
80,000	Northern Star Resources Ltd.	438,234
630,000	Telstra Corp. Ltd.	1,712,339
		2,427,264
	BRAZIL — 4.0%
700,000	Ambev S.A. - ADR	1,974,000
387,200	Banco Bradesco S.A. - ADR	1,285,504
150,000	Itau Unibanco Holding S.A. - ADR	675,000
40,000	Vale S.A. - ADR	538,400
		4,472,904
	CANADA — 14.3%
220,000	Alamos Gold, Inc. - Class A	1,735,800
22,000	Bank of Nova Scotia	1,340,169
191,000	Barrick Gold Corp.	3,006,340
10,000	BCE, Inc.	505,232
60,000	Canadian Utilities Ltd. - Class A	1,942,058
220,000	Equinox Gold Corp. *	981,200
500,000	IAMGOLD Corp. *	830,000
20,000	Nutrien Ltd.	1,713,200
50,000	Power Corp. of Canada	1,358,738
526,000	Yamana Gold, Inc.	2,514,280
		15,927,017
	CHILE — 0.9%
89,979	Cia Cervecerias Unidas S.A. - ADR	1,038,358
	FINLAND — 0.5%
50,000	Fortum Oyj	557,798
	FRANCE — 10.1%
40,000	Bouygues S.A.	1,206,051
26,000	Danone S.A.	1,429,947
206,000	Engie S.A.	2,539,207
391	Euroapi S.A. *	6,596
9,000	Sanofi	894,205
40,000	Societe BIC S.A.	2,256,746
40,000	TotalEnergies S.E. - ADR	2,042,400
35,000	Veolia Environnement S.A.	871,780
		11,246,932

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 6.3%
19,000	BASF S.E.	$843,096
45,000	Bayer A.G.	2,621,627
90,000	E.ON S.E.	806,725
10,000	Henkel A.G. & Co. KGaA	636,549
25,000	Mercedes-Benz Group A.G.	1,462,081
7,000	SAP S.E.	648,774
		7,018,852
	ITALY — 1.4%
220,000	Enel S.p.A.	1,103,822
35,000	Eni S.p.A.	419,113
		1,522,935
	JAPAN — 0.6%
15,000	Kao Corp.	650,731
	NEW ZEALAND — 1.1%
1,849,000	Kiwi Property Group Ltd.	1,186,076
42,492	SKY Network Television Ltd. *	61,730
		1,247,806
	NORWAY — 6.3%
42,794	Aker BP A.S.A.	1,478,407
70,000	Equinor A.S.A. - ADR	2,688,700
200,000	Norsk Hydro A.S.A.	1,346,287
122,900	Telenor A.S.A.	1,487,755
		7,001,149
	SINGAPORE — 5.0%
50,000	DBS Group Holdings Ltd.	1,139,062
350,000	Singapore Technologies Engineering Ltd.	1,018,532
1,200,000	Singapore Telecommunications Ltd.	2,267,265
2,709,861	Starhill Global REIT - REIT	1,167,198
		5,592,057
	SOUTH KOREA — 1.0%
50,000	SK Telecom Co., Ltd. - ADR	1,146,500
	SPAIN — 5.4%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	902,903
55,000	Endesa S.A.	1,006,797
102,777	Iberdrola S.A.	1,095,630
30,000	Repsol S.A.	371,780

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
578,064	Telefonica S.A.	$2,574,228
		5,951,338
	SWEDEN — 2.2%
340,000	Betsson A.B. *	2,347,031
45,000	Orron Energy A.B.	55,352
		2,402,383
	SWITZERLAND — 1.5%
20,000	Novartis A.G. - ADR	1,716,600
	UNITED KINGDOM — 16.9%
95,000	BP PLC - ADR	2,791,100
111,000	British American Tobacco PLC - ADR	4,347,870
42,400	GSK PLC	1,788,008
53,000	Haleon PLC - ADR *	372,590
300,000	John Wood Group PLC *	573,368
10,000	Reckitt Benckiser Group PLC	809,304
70,000	Shell PLC - ADR	3,736,600
30,000	Unilever PLC - ADR	1,459,800
2,000,000	Vodafone Group PLC	2,942,036
		18,820,676
	UNITED STATES — 4.3%
40,000	Newmont Corp.	1,811,200
31,000	Philip Morris International, Inc.	3,011,650
		4,822,850
	TOTAL COMMON STOCKS
	(Cost $100,398,994)	93,564,150

Principal Amount
	SHORT-TERM INVESTMENTS — 14.8%
$16,516,163	Federated Hermes Treasury Obligations Fund - Institutional Class, 1.467% [1]	16,516,163
	Total Short-Term Investments
	(Cost $16,516,163)	16,516,163
	TOTAL INVESTMENTS — 98.8%
	(Cost $116,915,157)	110,080,313
	Other Assets in Excess of Liabilities — 1.2%	1,284,441
	TOTAL NET ASSETS — 100.0%	$111,364,754

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.